9. Deposits	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Deposit Liabilities Disclosures [Text Block]
9. Deposits

As of December 31, the aggregate amounts of time deposits in denominations of $100 or more and related interest expense were as follows:

	2011	2010	2009
Amount	$113,904	$146,685	$193,449
Interest expense for the year	1,355	1,883	4,044

Total interest expense on deposits for the years ended December 31 was as follows:

	2011	2010	2009
Interest-bearing demand	$2,041	$2,972	$3,734
Savings	55	62	55
Time	3,989	7,351	15,431
Total	$6,085	$10,385	$19,220

At December 31, 2011, the scheduled maturities of time deposits are as follows:

2012	$258,167
2013	39,628
2014	4,066
2015	3,712
2016	1,714
Thereafter	8
Total	$307,295